Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2023	2022
Employee compensation and benefits costs	$2,426	$4,178
Research and development expenses	4,237	1,923
Consulting and professional services	2,215	1,215
Other liabilities	85	592
	$8,963	$7,908